Condensed Financial Statements of Knight Capital Group, Inc. (parent only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Total revenues	$ 1,404,527	$ 1,149,056	$ 1,162,431
Expenses
Compensation expense	583,786	546,748	527,327
Interest expense	42,068	25,896	4,777
Professional fees	21,305	17,463	13,043
Business development	23,360	19,493	18,807
Other	31,606	18,909	15,326
Total expenses	1,217,398	999,090	929,626
Loss before income taxes and equity in earnings of subsidiaries	187,129	149,966	232,805
Income tax expense	71,488	57,969	81,189
Income from continuing operations, net of tax	115,641	91,997	151,616
Net income	115,237	91,638	117,102
Parent Company [Member]
Revenues
Corporate management fees			9,333
Investment income (loss) and other, net	2,259	(9,163)	(3,168)
Total revenues	2,259	(9,163)	6,165
Expenses
Compensation expense	30,105	27,799	34,591
Interest expense	27,908	20,476	3,198
Professional fees	6,605	7,536	6,382
Business development	2,107	2,802	2,175
Other	8,917	8,029	6,263
Total expenses	75,641	66,642	52,609
Loss before income taxes and equity in earnings of subsidiaries	(73,382)	(75,805)	(46,444)
Income tax expense	(28,808)	(30,342)	(19,507)
Income from continuing operations, net of tax	(44,574)	(45,463)	(26,937)
Equity in earnings of subsidiaries	159,811	137,101	144,039
Net income	$ 115,237	$ 91,638	$ 117,102